UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21418
                                  --------------

                                    Ancora Trust
               ----------------------------------------------------
               (Exact name of registrant as specified in charter)

2000 Auburn Drive, Suite 430, Cleveland, OH                    44122
-------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania Street
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 866-626-2672
                                                   -------------

Date of fiscal year end:   12/31
                        --------

Date of reporting period:  06/30/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1.  Reports to Stockholders.

ancora
family
of mutual
funds























semi-
annual report                                                              2004

I want to welcome each of you as shareholders of the Ancora Family of Mutual Funds. Our Funds came into existence on January 2, 2004, so this is the first opportunity I have had to explain in detail the reasons I believe you are part of a small but growing group of investors with an extraordinary opportunity to build meaningful wealth with our assistance. My team of dedicated research and portfolio managers are determined to help do just that.

As many of you may know, I founded Maxus Investment Group in 1973, and ran that Company until it was sold to Fifth Third Bancorp in January, 2001. I personally managed three of the Maxus Funds from the time they were established, and for two years after their sale to Fifth Third Bank. My strategies have received extensive media coverage in numerous financial publications.

Assisting me since January has been Brian Hopkins. Brian, like myself, is a Georgetown University graduate with experience in the investment banking industry. More recently, Brian worked as an analyst for Primas Venture Partners, a significant player in venture capital. My brother, Robert, is also part of the team. Bob, as it so happens, received his PhD from Georgetown, and has spent a good part of his working career building a tiny bank into a significantly profitable investment, now part of Wells Fargo Bank. Bob currently serves on many boards including the Chairmanship of the Federal Home Loan Bank of San Francisco.

Our Board of Directors is comprised of accomplished individuals. Raj Aggerwald previously served with me on the Board of the Maxus Funds. Raj earned a DBA in Finance from Kent State University, and currently holds the post of Professor of Finance and occupies the Firestone Chair at Kent. Anne Ogan, a Harvard graduate, has spent her entire career in the investment business, and is currently president of The Proper Analysis, an investment advisor focused on asset allocation. Finally, there is Don Lerner, a graduate of Ohio University, who I first met when we were in our 20's and working for the same investment banking firm. More recently, Don has a been a successful business owner whose words of wisdom are always enlightening.

Assisting the Board is our legal counsel, Mike Meaney of McDonald Hopkins. Mike was counsel to the Maxus Funds for over 15 years and is quite an expert in the area of mutual fund law. Sure enough, he's a Georgetown graduate. Jim McCurdy, now of Cohen McCurdy, served as independent auditors for the Maxus Funds since their inception, and has built his Company into one of the most important auditors of mutual fund companies.

I am excited about our future and the opportunity to build another team of extraordinary individuals to assure that you receive the best opportunity to build wealth.

Richard A Barone
Chairman




The funds are distributed by Unified Financial Securities, Inc Member NASD. As distributor they have selling agreements with Broker Dealers that have sold you the Ancora Funds.

                                    OVERVIEW



The Federal Reserve set the tone for future months by ending the first half of 2004 with a 25 basis points increase, to 1.25%, in the federal funds rate, almost certainly defining the bottom of the downward secular trend which began 23 years ago. In anticipation of this move, and perhaps for many more such increases in future months, bonds prices declined steadily throughout the entire second quarter.

Conventional wisdom suggests that if the Fed eventually increases the federal funds rate above the rate of inflation, currently averaging a little more than 2% annually, longer term yields on bonds will stabilize. The rally in bond prices during the first few days of July suggests that the market is confident that all will go according to plan.

What is not reflected in bond prices is an inflation rate rising to 3 percent or more. If inflation should move toward 3%, bond prices would undoubtedly decline in anticipation of further tightening by the Fed. But without such fear, long term bond prices and their corresponding yields are quite attractive at current levels.

Inflation is no friend to the equity markets either. Inflation and higher interest rates would have decidedly negative implications for stock prices. But if the conventional wisdom is correct, and the federal funds rate is raised as currently anticipated, stock prices will continue to be evaluated on the basis of anticipated earnings, without the prospect of an earning multiple contraction.

In fact, earnings appear to have sufficient upward momentum, albeit the rate of increase is probably going to decline, to justify the current level of stock prices. In other words, stocks do not appear to be overvalued.

But neither are they undervalued. In the weeks and months ahead it will be increasingly important to be invested in the right stocks in the right sectors.

                               ANCORA INCOME FUND



Achieving a reasonable level of income these days with an acceptable amount of risk is, at best, a formidable challenge. The Ancora Income Fund was established to help investors achieve high income with a measurable, reasonable and an acceptable level of risk. We attempt to position our portfolio close to an average "A" rating as determined by both Moody's and Standard & Poor rating services.

The prototype for our Fund was the Maxus Income Fund which I managed from 1985 through 2002. Strategies used in the Maxus Income Fund received extensive media coverage in numerous financial publications.

Like its prototype, Ancora Income focuses its investment in hybrid securities. These are securities which may be convertible into common stock or may contain some potentially profitable aspects, such as closed-end income funds which sell in the marketplace at discounts from the value of their underlying portfolios. In any event, our goal is not only to seek income (although income is our primary objective), but also to achieve some portfolio appreciation.

With interest rates on the rise, the total return of our portfolio through June 30, 2004, was a negative 3% against most other bond indices which were off less than 1%. Shareholders who purchased shares have been receiving monthly dividends since April which currently amount to an approximate 6% annual return.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc Member NASD

ANCORA TRUST
ANCORA INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                               SHARES                       VALUE
                                                                             -----------                ---------------
CONVERTIBLE PREFERRED STOCKS - 7.77%
Ford Motor Company - 6.500%                                                     3,000                      $ 165,375
Glenborough Realty - 7.750%                                                     7,000                        168,875
McKesson Financing - 5.000%                                                     3,000                        156,750
Travelers PPTY Casualty - 4.500%                                                7,000                        169,540
                                                                                                        ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $650,104)                                                           660,540
                                                                                                        ---------------


CORPORATE BOND TRUST CERTIFICATES - 40.05%
Abbey National Plc. - 7.375% (a)                                                4,000                        102,560
American General Capital I - 7.875%                                             6,700                        168,371
BAC Capital Trust III - 7.000%                                                 10,000                        253,600
BCH Capital Ltd. - 9.430%                                                       2,100                         56,700
Citigroup Capital - 7.125%                                                     10,000                        254,200
CorTS Trust Disney - 6.875%                                                    10,000                        250,800
CorTS Trust IBM - 7.000%                                                       10,000                        256,000
CorTS Trust Verizon - 7.375%                                                   10,000                        252,400
General Motors Acceptance Corporation - 7.350%                                 11,000                        273,240
Grand Metro Delaware LP - 9.420%                                                1,500                         38,880
Household Capital Trust V - 10.000%                                             7,500                        197,625
JP Morgan Chase Capital XI - 5.875%                                            10,000                        216,200
Keycorp Capital V - 5.875%                                                      5,000                        107,500
Lehman Brother Holding Capital Trust IV - 6.375%                                8,500                        196,520
MBNA Capital D - 8.125%                                                        10,000                        257,000
Merrill Lynch Capital - 7.280%                                                  7,000                        178,500
NB Capital Corporation - 8.350%                                                 3,900                        104,013
Southern Company Capital Trust VI - 7.125%                                      7,000                        178,500
Strats Trust Dominion Resources Inc. - 5.900%                                   3,000                         62,250
                                                                                                        ---------------
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $3,523,280)                                                  3,404,859
                                                                                                        ---------------


INVESTMENT COMPANIES - 40.05%

CLOSED-END BOND FUNDS - 37.20%
1838 Bond-Debenture Trading Fund                                               22,000                        388,080
Allmerica Securities Trust                                                     10,000                         88,500
Blackrock Income Opportunity Trust                                             23,000                        243,800
Hatteras Income Securities, Inc.                                               12,000                        149,160
MFS Intermediate Income Trust                                                  45,000                        286,200
Pacific American Income Shares, Inc.                                           28,500                        397,005
Pioneer Interest Shares Inc.                                                   37,500                        402,750
Putnam Master Income Trust                                                     50,000                        307,000
Putnam Premier Income Trust                                                    65,000                        394,550
Van Kampen Bond Fund                                                           20,000                        340,400
Van Kampen Income Trust                                                        12,500                         67,125
Vestaur Securities Fund                                                         8,000                         98,560
                                                                                                        ---------------
                                                                                                           3,163,130
                                                                                                        ---------------





See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
ANCORA INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                                                               SHARES                        VALUE
                                                                             -----------                ---------------
INVESTMENT COMPANIES - 40.05% CONTINUED

CLOSED-END BOND FUND, SENIOR SECURITIES - 2.85%
Gabelli Global Multi Media Trust - 6.00%                                        2,000                       $ 48,000
Royce Value Trust Inc. - 5.90%                                                  8,500                        194,565
                                                                                                         ---------------
                                                                                                             242,565
                                                                                                         ---------------

TOTAL INVESTMENT COMPANIES (Cost $3,609,843)                                                               3,405,695
                                                                                                         ---------------


REIT PREFERRED SHARES - 9.79%
Developers Diversified Realty Corporation - 8.600%                              8,500                        219,725
Kimco Realty - 6.650%                                                          10,000                        245,000
Prologis Trust - 6.750%                                                         8,200                        187,780
Public Storage - 7.500%                                                         7,000                        179,830
                                                                                                           ---------------
TOTAL REIT PREFERRED SHARES (Cost $871,627)                                                                  832,335
                                                                                                           ---------------


MONEY MARKET SECURITIES - 1.46%
First American Government Obligations Fund -
Class A, 0.40%, (Cost $124,306) (b)                                           124,306                      $ 124,306
                                                                                                           ---------------

TOTAL INVESTMENTS (Cost $8,779,160) - 99.12%                                                             $ 8,427,735
                                                                                                           ---------------

OTHER ASSETS LESS LIABILITIES - 0.88%                                                                         75,220
                                                                                                           ---------------

TOTAL NET ASSETS - 100.00%                                                                               $ 8,502,955
                                                                                                           ===============




(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.





See accompanying notes which are an integral part of the financial statements.




------------------------------------------------------------------------------------------------------------
                          Average Annual Total Returns
                      (for the periods ended June 30, 2004)


                                                                                          Since Inception
                                                      One Month         Three Months     (January 5, 2004)
                                                  ------------------ ------------------- -------------------

Ancora Income Fund - Class C*                          -0.62%              -4.35%              -3.20%

Ancora Income Fund - Class D*                           0.42%              -4.34%              -3.10%

Lehman Long Government/Corporate Bond Index**           0.81%              -5.27%              -0.46%

------------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672. Read it carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Long Government/Corporate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains.


[GRAPH OMITTED]
COMPARISON OF THE GROWTH OF $1,000,000 INVESTMENT IN THE ANCORA INCOME FUND - CLASS D AND LEHMAN LONG
                        GOVERNMENT/CORPORATE BOND INDEX

                                                                  Lehman Long
                                Ancora Income Fund            Government/Corporate
                Date              Class D Value                 Bond Index Value
         -----------------      -------------------           ---------------------
        January 5,2004             $1,000,000                      $1,000,000
        January 31, 2004           $1,003,000                      $1,017,300
        February 29, 2004          $1,004,000                      $1,036,527
        March 31, 2004             $1,013,000                      $1,050,831
        April 30, 2004             $  966,000                      $  994,507
        May 31, 2004               $  964,995                      $  987,446
        June 30, 2004              $  969,037                      $  995,444


The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                               ANCORA EQUITY FUND



The equity markets began the year with a powerful move to the upside. The Ancora Equity Fund, which came into existence on January 5, 2004, with cash comprising the majority of the portfolio, was at a decided disadvantage out of the gate. As February approached, Brian and I believed the market appeared overbought, and we decided that holding some cash was the right thing to do. As we enter the month of August, that decision has proved to be correct.

However, through June 30, 2004, the Ancora Equity Fund was up 1.1% as compared to the S&P 500 index which showed an improvement of a little more than 2.5%. While we believe that Health Care has entered into a period of significant forward progress, based upon the demographics of our society and the greater acceptance of "wellness" among our personal goals, our investment in such companies as Abbot Labs, Pfizer, Laboratory Corporation, Steris and Johnson & Johnson proved to be disappointing. To the extent that these securities underperformed the market, we believe that their relative performance to the market will be that much greater in the months ahead.

Entertainment stocks also disappointed us, but we were rewarded by our early purchases in the Energy and the Aerospace sectors. All in all, we are very satisfied with our invested portfolio and the balance of our equity and cash positions.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc Member NASD





See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
ANCORA EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                               SHARES                      VALUE
                                                                             -------------            ---------------
COMMON STOCKS - 59.19%

AEROSPACE - 1.44%
Boeing Co.                                                                      2,000                 $   102,180
                                                                                                       ---------------

COMMERCIAL BANKS - 5.51%
Bank of America Corp.                                                           1,000                      84,620
U.S. Bancorp                                                                    3,000                      82,680
Wachovia Corp.                                                                  5,000                     222,500
                                                                                                       ---------------
                                                                                                          389,800
                                                                                                       ---------------

COMMUNICATION - 5.27%
Alltel Corp.                                                                    3,000                     151,860
Comcast Corp. (a)                                                               8,000                     220,880
                                                                                                        ---------------
                                                                                                          372,740
                                                                                                        ---------------

COMPUTER EQUIPMENT - 6.39%
International Business Machines Corp.                                           2,000                     176,300
Qlogic Corp. (a)                                                                4,000                     106,360
Texas Instruments, Inc.                                                         7,000                     169,260
                                                                                                        ---------------
                                                                                                          451,920
                                                                                                        ---------------

CONSUMER PRODUCTS AND SERVICES - 2.72%
Avery Dennison Corp.                                                            3,000                     192,030
                                                                                                        ---------------

ENERGY - 3.51%
Anadarko Petroleum, Inc.                                                        2,000                     117,200
Apache Corp.                                                                    3,000                     130,650
                                                                                                        ---------------
                                                                                                          247,850
                                                                                                        ---------------

ENTERTAINMENT - 5.87%
Liberty Media Corp. - Class A (a)                                              25,000                     224,750
Time Warner, Inc. (a)                                                           5,000                      87,900
Walt Disney Co.                                                                 4,000                     101,960
                                                                                                         ---------------
                                                                                                          414,610
                                                                                                         ---------------

FINANCE SERVICES - 13.90%
American Express Co.                                                            3,000                     154,140
Bear Stearns Co.                                                                2,000                     168,620
Cigna Corp.                                                                     1,000                      68,810
MBNA Corp.                                                                      7,000                     180,530
Merrill Lynch & Co., Inc.                                                       3,000                     161,940
Principal Financial Group                                                       5,000                     173,900
Willis Group Holdings Ltd.                                                      2,000                      74,900
                                                                                                         --------------
                                                                                                          982,840
                                                                                                         ---------------



See accompanying notes which are an integral part of the financial statements.


                                      -9-


ANCORA TRUST
ANCORA EQUITY FUND
SCHEDULE OF INVESTMENTS -  CONTINUED
JUNE 30, 2004 (UNAUDITED)


COMMON STOCKS - 59.19% - CONTINUED                                             SHARES                     VALUE
                                                                            -------------            ---------------

HEALTHCARE - 10.98%
Abbott Laboratories, Inc.                                                       5,000                   $ 203,800
Johnson & Johnson                                                               1,000                      55,700
Laboratory Corp. of America Holdings (a)                                        5,000                     198,500
Pfizer, Inc.                                                                    5,000                     171,400
Steris Corp. (a)                                                                6,500                     146,640
                                                                                                      ---------------
                                                                                                          776,040
                                                                                                      ---------------

MACHINERY AND EQUIPMENT - 3.60%
General Electric Co.                                                            3,000                      97,200
Pall Corp.                                                                      6,000                     157,140
                                                                                                      ---------------
                                                                                                          254,340
                                                                                                      ---------------

TOTAL COMMON STOCKS (Cost $4,110,073)                                                                   4,184,350
                                                                                                      ---------------


MONEY MARKET SECURITIES - 41.03%
First American Government Obligations Fund -                                2,900,418                   2,900,418
                                                                                                      ---------------
   Class A, 0.40%, (Cost $2,900,418) (b)


TOTAL INVESTMENTS (Cost $7,010,491) - 100.22%                                                        $  7,084,768
                                                                                                       ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%                                                           (15,817)
                                                                                                       ---------------

TOTAL NET ASSETS - 100.00%                                                                              7,068,951
                                                                                                       ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.


See accompanying notes which are an integral part of the financial statements.



---------------------------------------------------------------------------------------------------
                                       Average Annual Total Returns
                                      (for periods ended June 30, 2004)

                                                                                Since Inception
                                       One Month            Three Months       (January 5, 2004)
                                  --------------------- --------------------- ---------------------

Ancora Equity Fund - Class C*            0.40%                 0.90%                 1.00%

Ancora Equity Fund - Class D*            0.40%                 1.00%                 1.20%

S&P 500 Index**                          1.94%                 1.72%                 2.48%

---------------------------------------------------------------------------------------------------


The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.

                                [GRAPH OMITTED]

COMPARISON OF THE GROWTH OF $1,000,000 INVESTMENT IN THE ANCORA EQUITY FUND -
                       CLASS D AND S&P 500 INDEX

                                Ancora Equity Fund              S&P 500 Index
                                   Class D Value                    Value
            Date                    ($1,012,000)                 ($1,024,834)
        ---------------         ------------------              -------------
        January 5, 2004           $1,000,000                      $1,000,000
        January 31, 2004          $1,004,000                      $1,008,926
        February 29, 2004         $1,008,000                      $1,022,944
        March 31, 2004            $1,002,000                      $1,007,513
        April 30, 2004            $1,000,000                      $  991,717
        May 31, 2004              $1,008,000                      $1,005,299
        June 30, 2004             $1,012,000                      $1,024,834



The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

         ANCORA SPECIAL OPPORTUNITY



Like the Ancora Equity Fund, the Ancora Special Opportunity Fund began the year with proportionally a great deal of cash and at a disadvantage to a market which was moving decidedly to the upside. At June 30, 2004, Ancora Special Opportunity was ahead for the year by 3.9%. Because the Fund encompasses the shares of companies of all sizes, comparing the results to the Russell 3000 index, which was up 3.6%, seems appropriate. On the other hand, the great majority of the securities in the portfolio are midcap, smallcap and microcap, making the Russell 2000 index more appropriate. The Russell 2000 was up 4.5% through June 30, 2004. As we go to press with this report, Ancora Special Opportunity was significantly ahead of the Russell 2000.

Our Fund seeks investments in companies which are restructuring their balance sheets or product offerings, or companies which appear to be selling at prices in the public market far less than Brian and I believe they would be worth in the private market. But believing they are worth more doesn't necessarily mean the gap between public and private values will close. We also look for a catalyst.

Our definition of a catalyst is quite broad. It includes such things as insider buying or even attempting to read between the lines of a company report to determine if something good is about to happen in the weeks and months ahead. It also includes our interpretation and projection of what public announcements of restructuring will mean to profits and values in the future.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc Member NASD

ANCORA TRUST
ANCORA SPECIAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                               SHARES                  VALUE
                                                                            -------------        -----------------
COMMON STOCKS - 58.88%

BANKING - 3.88%
Sky Financial Group, Inc.                                                       5,000               $ 123,650
Sovereign Bancorp, Inc.                                                         5,000                 110,500
                                                                                                  -----------------
                                                                                                      234,150
                                                                                                  -----------------

COMMUNICATIONS - 4.76%
AT&T Corp.                                                                      2,000                  29,260
Centurytel, Inc.                                                                2,000                  60,080
Register.com, Inc. (a)                                                          5,000                  29,800
Shaw Communications Inc.                                                       10,000                 168,100
                                                                                                  -----------------
                                                                                                      287,240
                                                                                                  -----------------

COMPUTER EQUIPMENT AND COMPONENTS - 3.16%
LSI Logic Corp. (a)                                                            25,000                 190,500
                                                                                                  -----------------

CONSUMER PRODUCTS AND SERVICES - 6.46%
BUCA, Inc. (a)                                                                  5,000                  26,650
Cobra Electronics Corporation (a)                                               5,000                  43,900
Hartmarx Corporation (a)                                                       18,100                 114,030
Mayor's Jewelers, Inc. (a)                                                     45,400                  34,958
The Stephan Company                                                            35,500                 170,400
                                                                                                  -----------------
                                                                                                      389,938
                                                                                                  -----------------

ENERGY - 1.52%
Equity Oil Company (a)                                                         20,000                  91,600
                                                                                                  -----------------

ENTERTAINMENT - 4.61%
Gray Television, Inc. - Class A                                                10,000                 125,000
Liberty Media Corp. - Class A (a)                                              17,000                 152,830
                                                                                                  -----------------
                                                                                                      277,830
                                                                                                  -----------------

FINANCIAL SERVICES - 9.13%
BKF Capital Group, Inc.                                                         5,000                 145,250
Century Business Services, Inc. (a)                                            45,000                 196,200
Mercer Insurance Group, Inc. (a)                                               10,000                 121,050
SAFECO Corp.                                                                    2,000                  88,000
                                                                                                  -----------------
                                                                                                      550,500
                                                                                                  -----------------






See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
ANCORA SPECIAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                                                               SHARES                     VALUE
                                                                             -------------         -----------------
COMMON STOCKS - 58.88% - CONTINUED

HEALTHCARE - 12.34%
AP Pharma Inc. (a)                                                             25,000                $ 83,750
Cadus Corporation (a)                                                         100,000                 159,000
D&K Healthcare Resources, Inc.                                                 10,000                 120,000
HEALTHSOUTH Corporation (a)                                                    25,000                 148,750
Isotechnika Inc. (a)                                                           20,000                  28,600
STERIS Corp. (a)                                                                7,000                 157,920
West Pharmaceutical Services, Inc.                                              1,100                  46,530
                                                                                                  -----------------
                                                                                                      744,550
                                                                                                  -----------------

MACHINERY AND EQUIPMENT - 8.62%
ADC Telecommunications, Inc. (a)                                               40,000                 113,600
Applied Industrial Technologies, Inc.                                           5,000                 150,600
Cronos Group                                                                   12,000                  78,720
Gardner Denver Inc. (a)                                                         5,000                 139,500
JDS Uniphase Corp. (a)                                                         10,000                  37,900
                                                                                                  -----------------
                                                                                                      520,320
                                                                                                  -----------------

REAL ESTATE - 4.40%
Boykin Lodging Co.                                                             25,000                 191,250
Prime Hospitality Corporation (a)                                               7,000                  74,340
                                                                                                  -----------------
                                                                                                      265,590
                                                                                                  -----------------

TOTAL COMMON STOCKS (Cost $3,395,959)                                                               3,552,218
                                                                                                  -----------------


INVESTMENT COMPANIES - 4.17%
Zweig Total Return Fund, Inc (cost $253,721)                                   50,125                 251,627
                                                                                                  -----------------


MONEY MARKET SECURITIES - 35.53%
First American Government Obligations Fund -                                2,143,191               2,143,191
                                                                                                  -----------------
   Class A, 0.40%, (Cost $2,143,191) (b)

TOTAL INVESTMENTS (Cost $5,792,871) - 98.58%                                                    $   5,947,036
                                                                                                  -----------------

OTHER ASSETS LESS LIABILITIES - 1.42%                                                                  85,777
                                                                                                  -----------------

TOTAL NET ASSETS - 100.00%                                                                      $   6,032,813
                                                                                                  =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.






See accompanying notes which are an integral part of the financial statements.


------------------------------------------------------------------------------------------------------
                                                Average Annual Total Returns
                                            (for the periods ended June 30, 2004)


                                                                                    Since Inception
                                                One Month         Three Months     (January 5, 2004)
                                            ------------------  ------------------ -------------------

Ancora Special Opportunity Fund - Class C*        1.57%               1.57%              3.80%

Ancora Special Opportunity Fund - Class D*        1.56%               1.76%              4.00%

Russell 2000 Index**                              4.21%               0.47%              4.50%

------------------------------------------------------------------------------------------------------


The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.


[GRAPH OMITTED]


COMPARISON OF THE GROWTH OF $1,000,000 INVESTMENT IN THE ANCORA SPECIAL OPPORTUNITY FUND - CLASS D AND
                               RUSSELL 2000 INDEX

                                Ancora Special Opportunity              Russell 2000
             Date                  Fund - Class D Value                  Index Value
        ----------------        --------------------------              -------------
        January 5, 2004                $1,000,000                        $1,000,000
        January 31, 2004               $1,016,000                        $1,021,366
        February 29, 2004              $1,010,000                        $1,030,521
        March 31, 2004                 $1,022,000                        $1,040,123
        April 30, 2004                 $1,012,000                        $  987,095
        May 31, 2004                   $1,024,000                        $1,002,803
        June 30, 2004                  $1,040,000                        $1,045,036



The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                                ANCORA BANCSHARES



A little over a year ago, as we viewed the values available in the shares of publicly traded banks, we decided that a mutual fund focused primarily on bank securities was a wonderful idea. Our view was reinforced by the fact that our management team, including Dr. Robert Barone, had a strong background in understanding the inner workings of the banking industry.

During 2003, publicly traded bank shares underwent significant price appreciation. That appreciation flowed over into the first two months of 2004, presenting us with the prospect of either holding cash waiting for better values or investing immediately at relatively high valuations. We decided to hold the better part of our portfolio in cash. At June 30, 2004, we were approximately 30% invested in bank shares with the remaining 70% in cash.

The shares of publicly traded banks proved to be very resilient, especially with the prospect of higher interest rates in the future. In spite of this, we are finding opportunities, albeit at slower pace than we would like. Through the first six months of 2004, Ancora Bancshares showed a 2.0% decline. The only index we could find which comes close to our portfolio (we invest primarily in banks with assets under $20 billion) is the S&P Small Cap Regional Bank Index, which was up 7.7% during this period. Since June 30, the differential in relative performance between our Fund and this Index has been significantly reduced as many smaller bank shares have declined in price.

Ancora Bancshares seeks ownership of growing banks, well managed with strong fundamentals, well positioned in their markets, and attractive to a larger acquirer. We believe our Fund will have a very bright future.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc Member NASD

ANCORA TRUST
ANCORA BANCSHARES
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


COMMON STOCKS - 30.40%                                                         SHARES                     VALUE
                                                                            -------------            -----------------

NATIONAL COMMERCIAL BANKS - 9.67%
BankNorth Group, Inc.                                                           2,000                  $    64,960
Hibernia Corporation                                                            1,000                       24,300
PennRock Financial Services Corp.                                               3,000                       90,600
Sky Financial Group, Inc.                                                       3,000                       74,190
                                                                                                    -----------------
                                                                                                           254,050
                                                                                                    -----------------

SAVINGS INSTITUTIONS, FEDERALLY CHARTERED - 3.17%
FirstFed Financial Corp. (a)                                                    2,000                       83,200
                                                                                                    -----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 3.97%
First Niagara Financial Group, Inc.                                             2,000                       24,000
Itla Capital Corporation (a)                                                    1,980                       80,329
                                                                                                    -----------------
                                                                                                           104,329
                                                                                                    -----------------

STATE COMMERCIAL BANKS - 13.59%
Central Pacific Financial Corp.                                                 3,300                       90,750
Commerce Bancshares, Inc.                                                       1,500                       68,917
First Community Bancshares, Inc.                                                3,000                      100,500
Irwin Financial Corporation                                                     1,000                       26,400
Mercantile Bankshares Corporation                                               1,500                       70,230
                                                                                                    -----------------
                                                                                                           356,797
                                                                                                    -----------------

TOTAL COMMON STOCKS (Cost $772,069)                                                                        798,376
                                                                                                    -----------------

TOTAL INVESTMENTS (Cost $772,069) - 30.40%                                                             $   798,376
                                                                                                    -----------------

CASH AND OTHER ASSETS LESS LIABILITIES - 69.60%                                                          1,828,156
                                                                                                    -----------------

TOTAL NET ASSETS - 100.00%                                                                            $  2,626,532
                                                                                                    =================

(a) Non-income producing.








See accompanying notes which are an integral part of the financial statements.




-------------------------------------------------------------------------------------------------------
                                           Average Annual Total Returns***
                                        (for the periods ended June 30, 2004)

                                                                                    Since Inception
                                           One Month            Three Months       (January 6, 2004)
                                      --------------------- --------------------- ---------------------

Ancora Bancshares - Class A*                 -6.46%                -9.00%                -8.14%

Ancora Bancshares - Class D*                 -0.65%                -2.92%                -2.04%

S&P Small Cap Regional Bank Index**          3.47%                 2.36%                 7.78%
-------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Small Cap Regional Bank Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index. *** The return above is presented with the effect of sales load or contingent deferred sales charges. Had the charges not been incurred, annual returns would be as follows:


-------------------------------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                        (for the periods ended June 30, 2004)

                                                                                     Since Inception
                                          One Month            Three Months        (January 6, 2004)
                                     -------------------- ----------------------- ---------------------

Ancora Bancshares - Class A                 1.02%                 -1.68%                 -0.80%
Ancora Bancshares - Class D                 1.12%                 -1.19%                 -0.30%
-------------------------------------------------------------------------------------------------------


[GRAPH OMITTED]

COMPARISON OF THE GROWTH OF $1,000,000 INVESTMENT IN THE ANCORA BANCSHARES - CLASS D AND
                       S&P SMALL CAP REGIONAL BANK INDEX

                                                                S&P Small Cap
                                Ancora Bancshares               Regional Bank
            Date                 Class D - Value                 Index Value
        ----------------        ------------------              ---------------
        January 5, 2004           $1,000,000                      $1,000,000
        January 31, 2004          $  998,000                      $1,023,930
        February 29, 2004         $  998,000                      $1,055,178
        March 31, 2004            $1,009,000                      $1,052,913
        April 30, 2004            $  987,000                      $1,005,921
        May 31, 2004              $  986,000                      $1,041,633
        June 30, 2004             $  997,000                      $1,077,766


The chart above assumes an initial investment of $1,00,000 made on January 6, 2004 (commencement of Fund operations) and held through June 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price


ANCORA TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 - (UNAUDITED)
                                                                        ANCORA
                                         ANCORA         ANCORA         SPECIAL
                                         INCOME         EQUITY       OPPORTUNITY        ANCORA
                                          FUND           FUND            FUND         BANCSHARES
                                      --------------  ------------   -------------   -------------
ASSETS
Investments in securities:
    At Cost                             $ 8,779,160   $ 7,010,491     $ 5,792,871       $ 772,069
                                      ==============  ============   =============   =============
    At Value                            $ 8,427,735   $ 7,084,768     $ 5,947,036       $ 798,376

Cash                                              -             -               -       1,783,303
Interest receivable                              74           654             612               -
Dividends receivable                         25,451         3,130           2,191           1,230
Prepaid Expenses                              2,702         1,516           1,595           1,109
Receivable for fund shares sold             228,459       187,020         122,720          50,000
Receivable for investments sold              85,072             -               -               -
                                      --------------  ------------   -------------   -------------
     TOTAL ASSETS                         8,769,493     7,277,088       6,074,154       2,634,018
                                      --------------  ------------   -------------   -------------

LIABILITIES
Payable to advisor                            1,937         4,891           4,600           2,764
12b-1 fees payable                            2,826         2,795           2,198             465
Payable for fund shares redeemed            162,520        95,570             258               -
Payable for investments purchased            48,164        99,885          28,340               -
Accrued expenses                              6,545         4,996           5,945           4,257
Income distribution payable                  44,546             -               -               -
                                      --------------  ------------   -------------   -------------
     TOTAL LIABILITIES                      266,538       208,137          41,341           7,486
                                      --------------  ------------   -------------   -------------



NET ASSETS:                             $ 8,502,955   $ 7,068,951     $ 6,032,813     $ 2,626,532
                                      ==============  ============   =============   =============

NET ASSETS CONSIST OF:
Paid in capital                           8,901,975     7,018,659       5,876,157       2,629,814
Accumulated net investment income (loss)     39,388       (46,306)        (47,653)        (37,626)
Accumulated net realized gain (loss) on:
       Investment securities                (86,983)       22,321          50,144           8,037
Net unrealized appreciation (depreciation)
       on:
       Investment securities               (351,425)       74,277         154,165          26,307
                                      --------------  ------------   -------------   -------------

Net Assets                              $ 8,502,955   $ 7,068,951     $ 6,032,813     $ 2,626,532
                                      ==============  ============   =============   =============


SHARES OUTSTANDING                          891,540       699,671       1,160,755         263,516
                                      --------------  ------------   -------------   -------------

(unlimited number of shares authorized with no par value)


See accompanying notes which are an integral part of the financial statements.


ANCORA TRUST
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
JUNE 30, 2004 - (UNAUDITED)
                                                                                   ANCORA
                                                     ANCORA         ANCORA         SPECIAL
                                                     INCOME         EQUITY       OPPORTUNITY        ANCORA
                                                      FUND           FUND            FUND         BANCSHARES
                                                  --------------  ------------   -------------   -------------

CLASS A:

Net assets applicable to Class A shares                N/A            N/A            N/A           $ 120,380
                                                  ==============  ============   =============   =============

Shares outstanding (unlimited numbers of shares        N/A            N/A            N/A              12,134
                                                  --------------  ------------   -------------   -------------
      authorized, no par value)

Net asset value per share                              N/A            N/A            N/A              $ 9.92
                                                  ==============  ============   =============   =============


Maximum offering price per share                       N/A            N/A            N/A             $ 10.53 (a)
                                                  ==============  ============   =============   =============


Minimum redemption price per share                     N/A            N/A            N/A              $ 9.75 (b)
                                                  ==============  ============   =============   =============


CLASS C:

Net assets applicable to Class C shares           $  5,880,142     $ 4,946,490    $ 3,052,584          N/A
                                                  ==============  ============   =============   =============

Shares outstanding (unlimited numbers of shares        616,725         489,838        588,008          N/A
                                                  --------------  ------------   -------------   -------------
   authorized, no par value)

Net asset value, offering price, and                   $ 9.53       $ 10.10          $ 5.19          N/A
                                                  ==============  ============   =============   =============
   redemption price per share


CLASS D:

Net assets applicable to Class D shares           $ 2,622,813      $ 2,122,461    $ 2,980,229     $ 2,506,152
                                                  ==============  ============   =============   =============

Shares outstanding (unlimited numbers of shares       274,815          209,833        572,747         251,382
                                                  --------------  ------------   -------------   -------------
   authorized, no par value)

Net asset value and offering price per share          $ 9.54           $10.12        $ 5.20           $ 9.97
                                                  ===============  ============   =============   =============


Minimum redemption price per share                     N/A              N/A             N/A           $ 9.80 (b)
                                                  ===============  ============   =============   =============


(a)  Ancora Bancshars Class A is subject to to a 5.75% front-end load imposed on purchases.
(b)  Ancora Bancshares has a redemption fee charge or 1.75% in the first year after purchase declining to
     1.00% in the second year and eliminated thereafter.  These fees will not apply to involuntary redemptions.






See accompanying notes which are an integral part of the financial statements.



ANCORA TRUST
STATEMENT OF OPERATIONS
PERIODS ENDED JUNE 30, 2004
(UNAUDITED)
                                                                                            ANCORA
                                                            ANCORA          ANCORA         SPECIAL
                                                            INCOME          EQUITY       OPPORTUNITY         ANCORA
                                                             FUND     (a)    FUND    (a)     FUND     (a)  BANCSHARES  (b)
                                                          ------------    -----------    -------------    -------------
INVESTMENT INCOME
Dividend income                                             $ 235,160       $ 13,125         $ 11,131          $ 4,937
Interest income                                                 3,442          3,971            3,716                -
                                                          ------------    -----------    -------------    -------------
  TOTAL INCOME                                                238,602         17,096           14,847            4,937
                                                          ------------    -----------    -------------    -------------

EXPENSES
Investment advisor fees                                        34,789         22,457           21,616           15,015
12b-1 fees
   Class A                                                          -              -                -               98
   Class C                                                     12,812         10,376            7,660                -
   Class D                                                      2,723          2,223            2,918            2,407
Fund accounting expenses                                       13,767         13,826           14,187           13,827
Transfer agent expenses                                         8,416          8,101            8,082            7,794
Administration expenses                                         3,609          2,245            2,162            1,002
Custodian expenses                                              3,603          1,406            2,600              502
Pricing expenses                                                1,615            955            1,199              546
Miscellaneous expenses                                            751            753              754              754
Insurance expenses                                                668            580              664              443
Registration expenses
   Class A                                                          -              -                -              282
   Class C                                                        266            240              329                -
   Class D                                                        275            240              329              282
                                                          ------------    -----------    -------------    -------------
  TOTAL EXPENSES                                               83,294         63,402           62,500           42,952
Reimbursed expenses                                           (13,210)             -                -             (389)
                                                          ------------    -----------    -------------    -------------
Total operating expenses                                       70,084         63,402           62,500           42,563
                                                          ------------    -----------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                  168,518        (46,306)         (47,653)         (37,626)
                                                          ------------    -----------    -------------    -------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
           Investment securities                              (87,183)        22,321           50,144            8,037
Capital gain income from investments                              200              -                -                -
Change in net unrealized appreciation (depreciation) on:
           Investment securities                             (351,425)        74,277          154,165           26,307
                                                          ------------    -----------    -------------    -------------
Net realized and unrealized gain (loss) on investment
           securities                                        (438,408)        96,598          204,309           34,344
                                                          ------------    -----------    -------------    -------------
Net increase (decrease) in net assets resulting from
           operations                                      $ (269,890)      $ 50,292        $ 156,656         $ (3,282)
                                                          ============    ===========    =============    =============


(a) For the period January 5, 2004 (commencement of operations) to June 30, 2004.
(b) For the period January 6, 2004 (commencement of operations) to June 30, 2004.






See accompanying notes which are an integral part of the financial statements.


ANCORA TRUST
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED JUNE 30, 2004
(UNAUDITED)
                                                                                                ANCORA
                                                           ANCORA             ANCORA            SPECIAL
                                                           INCOME             EQUITY          OPPORTUNITY          ANCORA
                                                            FUND      (a)      FUND      (a)     FUND      (a)   BANCSHARES   (b)
                                                        --------------     --------------    --------------    ---------------
INCREASE IN NET ASSETS DUE TO:
OPERATIONS
  Net investment income (loss)                              $ 168,518          $ (46,306)        $ (47,653)         $ (37,626)
  Net realized gain (loss) on investment securities           (87,183)            22,321            50,144              8,037
  Capital gain income from investments                            200                  -                 -                  -
  Change in net unrealized appreciation (depreciation)       (351,425)            74,277           154,165             26,307
                                                        --------------     --------------    --------------    ---------------
  Net increase (decrease) in net assets resulting from
            operations                                       (269,890)            50,292           156,656             (3,282)
                                                        --------------     --------------    --------------    ---------------

DISTRIBUTION
  From income for Class C                                     (89,809)                 -                 -                  -
  From income for Class D                                     (39,321)                 -                 -                  -
                                                        --------------     --------------    --------------    ---------------
Total decrease from distributions                            (129,130)                 -                 -                  -
                                                        --------------     --------------    --------------    ---------------

CAPITAL SHARE TRANSACTIONS - CLASS A
  Proceeds from sale of shares                                      -                  -                 -            120,689
                                                        --------------     --------------    --------------    ---------------
                                                                    -                  -                 -            120,689
CAPITAL SHARE TRANSACTIONS - CLASS C
   Proceeds from sale of shares                             6,743,959          5,167,460         3,176,015                  -
   Reinvestment of distributions                                8,088                  -                 -                  -
   Redemptions                                               (590,108)          (249,755)         (197,396)                 -
                                                        --------------     --------------    --------------    ---------------
                                                            6,161,939          4,917,705         2,978,619                  -
CAPITAL SHARE TRANSACTIONS - CLASS D
   Proceeds from sale of shares                             2,817,603          2,151,604         2,948,138          2,509,125
   Reinvestment of distributions                                5,145                  -                 -                  -
   Redemptions                                                (82,712)           (50,650)          (50,600)                 -
                                                        --------------     --------------    --------------    ---------------
                                                            2,740,036          2,100,954         2,897,538          2,509,125
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                  8,901,975          7,018,659         5,876,157          2,629,814
                                                        --------------     --------------    --------------    ---------------
TOTAL INCREASE IN NET ASSETS                                8,502,955          7,068,951         6,032,813          2,626,532
                                                        --------------     --------------    --------------    ---------------


NET ASSETS
  Beginning of period                                             $ -                $ -               $ -                $ -
                                                        --------------     --------------    --------------    ---------------

  End of period                                           $ 8,502,955         $7,068,951        $6,032,813        $ 2,626,532
                                                        ==============     ==============    ==============    ===============

Accumulated net investment income (loss)                     $ 39,388          $ (46,306)        $ (47,653)         $ (37,626)
                                                        --------------     --------------    --------------    ---------------


CAPITAL SHARE TRANSACTIONS - A SHARES
  Shares sold                                                       -                  -                 -             12,134
                                                        --------------     --------------    --------------    ---------------

  Net increase from capital transactions                            -                  -                 -             12,134
                                                        ==============     ==============    ==============    ===============

CAPITAL SHARE TRANSACTIONS - C SHARES
  Shares sold                                                 676,681            514,834           627,108                  -
  Shares issued in reinvestment of distributions                  844                  -                 -                  -
  Shares repurchased                                          (60,800)           (24,996)          (39,100)                 -
                                                        --------------     --------------    --------------    ---------------

  Net increase from capital transactions                      616,725            489,838           588,008                  -
                                                        ==============     ==============    ==============    ===============

CAPITAL SHARE TRANSACTIONS - D SHARES
  Shares sold                                                 282,784            214,833           582,747            251,382
  Shares issued in reinvestment of distributions                  537                  -                 -                  -
  Shares repurchased                                           (8,506)            (5,000)          (10,000)                 -
                                                        --------------     --------------    --------------    ---------------

  Net increase from capital transactions                      274,815            209,833           572,747            251,382
                                                        ==============     ==============    ==============    ===============

(a) For the period January 5, 2004 (commencement of operations) to June 30, 2004.
(b) For the period January 6, 2004 (commencement of operations) to June 30, 2004.





See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST - CLASS A
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2004
(UNAUDITED)



(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                                            ANCORA
                                                                                          BANCSHARES    (a)
                                                                                       -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                                            $ 10.00
                                                                                       -----------------
Income from investment operations
  Net investment loss                                                                             (0.14)
  Net realized and unrealized gain (loss)                                                          0.06
                                                                                       -----------------
Total from investment operations                                                                  (0.08)
                                                                                       -----------------

Net asset value, end of period                                                                   $ 9.92
                                                                                       =================

TOTAL RETURN (b) (c)                                                                             -8.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                                   $ 120
Ratio of expenses to average net assets                                                           5.00% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                                  5.99% (d)
Ratio of net investment income to
   average net assets                                                                             (4.46)(d)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                               (5.45)(d)
Portfolio turnover rate                                                                          20.10%

(a) For the period January 6, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Total returns shown exclude the effect of applicable sales load.
(d)  Annualized.




See accompanying notes which are an integral part of the financial statements.



ANCORA TRUST - CLASS C
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2004
(UNAUDITED)

(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)
                                                                                                        ANCORA
                                                                    ANCORA           ANCORA             SPECIAL
                                                                    INCOME           EQUITY           OPPORTUNITY
                                                                     FUND     (a)     FUND    (a)        FUND        (a)
                                                                  ------------     -----------     ------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                  $ 10.00         $ 10.00                 $ 5.00
                                                                  ------------     -----------     ------------------
Income from investment operations
  Net investment income (loss)                                           0.19           (0.01)                 (0.04)
  Net realized and unrealized gain (loss)                               (0.51)           0.11                   0.23
                                                                  ------------     -----------     ------------------
Total from investment operations                                        (0.32)           0.10                   0.19
                                                                  ------------     -----------     ------------------

LESS DISTRIBUTIONS TO SHARESHOLDERS
From net investment income                                              (0.15)              -                      -
                                                                  ------------     -----------     ------------------

Net asset value, end of period                                         $ 9.53         $ 10.10                 $ 5.19
                                                                  ============     ===========     ==================

TOTAL RETURN (b)                                                       -3.20%           1.00%                  3.80%

Ratios and Supplemental Data
Net assets, end of period (000)                                       $ 5,880         $ 4,946                $ 3,053
Ratio of expenses to average net assets (c)                             2.00%           2.94%                  3.11%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                    2.36%           2.94%                  3.11%
Ratio of net investment income to
   average net assets (c)                                               4.51%          (0.22)%                (2.41)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)                 4.15%          (0.22)%                (2.41)%
Portfolio turnover rate                                                50.35%          22.52%                 36.42%



(a) For the period January 5, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.






See accompanying notes which are an integral part of the financial statements.


ANCORA TRUST - CLASS D
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2004
(UNAUDITED)

(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                                            ANCORA
                                                            ANCORA         ANCORA           SPECIAL
                                                            INCOME         EQUITY         OPPORTUNITY           ANCORA
                                                             FUND    (a)    FUND    (a)      FUND       (a)   BANCSHARES   (b)
                                                           ----------     ----------    ----------------    ---------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                         $ 10.00        $ 10.00              $ 5.00            $ 10.00
                                                           ----------     ----------    ----------------    ---------------
Income from investment operations
  Net investment income (loss)                                  0.20          (0.08)              (0.04)             (0.14)
  Net realized and unrealized gain (loss)                      (0.51)          0.20                0.24               0.11
                                                           ----------     ----------    ----------------    ---------------
Total from investment operations                               (0.31)          0.12                0.20              (0.03)
                                                           ----------     ----------    ----------------    ---------------

LESS DISTRIBUTIONS TO SHARESHOLDERS
From net investment income                                     (0.15)             -                   -                  -
                                                           ----------     ----------    ----------------    ---------------

Net asset value, end of period                                $ 9.54        $ 10.12              $ 5.20             $ 9.97
                                                           ==========     ==========    ================    ===============

TOTAL RETURN (c) (d)                                          -3.10%          1.20%               4.00%             -0.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                              $ 2,622        $ 2,122             $ 2,980            $ 2,506
Ratio of expenses to average net assets (e)                    1.75%          2.58%               2.66%              4.24%
Ratio of expenses to average net assets
   before waiver & reimbursement (e)                           2.14%          2.58%               2.66%              4.24%
Ratio of net investment income to
   average net assets (e)                                      4.96%         (1.83)%             (1.99)%            (3.71)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (e)        4.58%         (1.83)%             (1.99)%            (3.71)%
Portfolio turnover rate                                       50.35%         22.52%              36.42%             20.10%

(a) For the period January 5, 2004 (commencement of operations) to June 30, 2004.
(b) For the period January 6, 2004 (commencement of operations) to June 30, 2004.
(c) Not annualized.
(d) Total returns shown exclude the effect of applicable sales load.
(e) Annualized.








See accompanying notes which are an integral part of the financial statements.

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

Ancora Income Fund (the "Income Fund"), Ancora Equity Fund (the "Equity Fund"), Ancora Special Opportunity Fund (the "Special Opportunity Fund")and Ancora Bancshares (the "Bancshares") (each, a "Fund" and collectively, the "Funds") is a separate series of Ancora Trust (the "Trust"), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Trust's Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund's investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Equity Fund's investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares. The Special Opportunity Fund's investment objective is obtaining a high total return. The Bancshares's investment objective is obtaining a high total return. Each Fund, other than Bancshares, is a "diversified" company as defined in the Investment Company Act of 1940. The Board of Directors (the "Board") of the Trust has authorized that shares of the Fund may be offered in three classes: Class A, Class C and Class D. Class A shares are sold with a front-end sales charge. Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing services at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- Each Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains.

Dividends and Distributions- The Funds intend to comply with federal tax rules regarding distribution of substantially all of their net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain Ancora Advisors LLC (the "Advisor") to manage the Funds' investments. Under the terms of the Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Funds' investments subject to approval of the Board. As compensation for management services, the Income Fund, Equity Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Bancshares is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. For the period ended June 30, 2004, the Advisor earned fees of $34,789 from the Income Fund, $22,457 from the Equity Fund, $21,616 from the Special Opportunity Fund and $15,015 from the Bancshares. The Advisor has voluntarily agreed to waive management fees to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D Shares. These waivers may be discontinued at any time. For the period ended June 30, 2004, the Advisor waived fees and reimbursed expenses of $13,210 from the Income Fund. The Advisor is contractually obligated to waive its management fee and/or reimburse a Fund in the amount, if any, for the Equity fund, Special Opportunity Fund and Bancshares, by which the Fund's total annual operating expenses for fiscal year ending December 31, 2004 exceed 5.00% of the average net assets of such Fund. For the period ended June 30, 2004, the Advisor waived fees and reimbursed expenses of $389 from the Bancshares.

The Funds retain Ancora Capital Inc. to act as the Funds' administrator. Pursuant to the Administration Agreement each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, Ancora Capital will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds' Annual and Semi-Annual Reports to shareholder, monitor the Funds' expense accruals and pay all expenses, monitor

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

the Fund's policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds' operations.

The Funds retain Unified Fund Services, Inc. ("Unified") to act as each Fund's transfer agent. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,042 per Fund plus out of pockets). For the period ended June 30, 2004, Unified received fees of transfer agent for services of $7,535, $7,561, $7,561 and $7,564 and reimbursement of out of pockets of $881, $540, $521 and $230 for the Income Fund, Equity Fund, Special Opportunity Fund and Bancshares, respectively.

The Funds retain Unified to act as the Funds' fund accountant. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of the Fund's average net assets per portfolio and/or share class per year for the first $50 million, 0.04% of the Fund's average net assets per portfolio and/or share class per year from $50 million to $100 million, 0.03% of the Fund's average net assets per portfolio and/or share class per year from $100 million to $150 million, and 0.02% of the Fund's average net assets per portfolio and/or share class per year for over $150 million (subject to a $2,292 monthly minimum per portfolio). For the period ended June 30, 2004, Unified received fees of $13,767 from the Income Fund, $13,826 from the Equity Fund, $14,187 from the Special Opportunity Fund, and $13,827 from the Bancshares for fund accounting services provided to the Funds.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized (each such plan, a "Distribution Plan"). For the period ended June 30, 2004 the fees paid were as follows:

                   FUND                 RATE            FEES PAID
        ------------------------     ------------    --------------

              INCOME FUND
                Class C                 0.50%           $  12,812
                Class D                 0.25%           $   2,723
                                                     --------------
                                                        $  15,535
                                                     --------------

             EQUITY FUND
               Class C                  0.75%           $  10,376
               Class D                  0.25%           $   2,223
                                                     --------------
                                                        $  12,599
                                                     --------------

       SPECIAL OPPORTUNITY FUND
               Class C                  0.75%           $   7,660
               Class D                  0.25%           $   2,918
                                                     --------------
                                                        $  10,578
                                                     --------------

             BANCSHARES
               Class A                  0.25%           $      98
               Class D                  0.25%           $   2,407
                                                     --------------
                                                        $   2,505
                                                     --------------





The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. (the "Distributor"), to act as the principal distributor of its shares. The Distributor receives an annual fee of $6,000 for its services to the Funds.

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

NOTE 4. INVESTMENTS

For the period ended June 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:


                                                                  SPECIAL
                                                                OPPORTUNITY
                                INCOME FUND     EQUITY FUND         FUND          BANCSHARES
                                ------------   -------------    ------------    --------------

PURCHASES
  U.S. Government Obligations   $         -      $        -       $        -       $        -
  Other                          11,817,189       4,655,158        4,509,280          861,639

SALES
  U.S. Government Obligations   $         -      $        -       $        -       $        -
  Other                           2,994,546         567,406          909,743           97,607



As of June 30, 2004, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                                                                    SPECIAL
                                                                  OPPORTUNITY
                                   INCOME FUND     EQUITY FUND        FUND          BANCSHARES
                                  -------------   -------------   ------------    --------------
Gross Appreciation                $    28,782      $  142,713      $  229,202       $   35,789
Gross (Depreciation)                 (380,207)        (68,436)        (75,037)          (9,482)
                                  -------------   -------------   ------------    --------------
Net Appreciation/(Depreciation)
  on Investments                  $  (351,425)     $   74,277      $  154,165       $   26,307
                                  -------------   -------------   ------------    --------------
                                  -------------   -------------   ------------    --------------


At June 30, 2004, the costs of securities, for federal income tax purposes is $8,779,160, $7,010,491, $5,792,871 and $772,069 for the Income Fund, Equity
Fund, Special Opportunity Fund and Bancshares, respectively.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940.

As of June 30, 2004 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

NOTE 6. RELATED PARTY TRANSACTIONS - CONTINUED


Ancora Income Fund Class C                      96.70%
Ancora Income Fund Class D                      82.70%
Ancora Equity Fund Class C                     100.00%
Ancora Equity Fund Class D                      97.62%
Ancora Special Opportunity Fund Class C         95.32%
Ancora Special Opportunity Fund Class D         89.37%
Ancora Bancshares Class A                      100.00%
Ancora Bancshares Class D                       96.02%


NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

ANCORA INCOME FUND CLASS C. For the period ended June 30, 2004, the Fund paid monthly distributions of net investment income totaling $0.15 per share. The Fund paid net investment income of $89,809.

ANCORA INCOME FUND CLASS D. For the period ended June 30, 2004, the Fund paid monthly distributions of net investment income totaling $0.15 per share. The Fund paid net investment income of $39,321.

NOTE 8. CHANGES IN REGISTRANT'S CERTIFYING ACCOUNTANT

On February 22, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified Ancora Trust ("the Funds") of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On March 9, 2004, the Funds' Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Funds' auditors for the fiscal year ending December 31, 2004, to be effective upon the resignation of McCurdy.

On March 12, 2004, upon receipt of notice that Cohen was selected as the Funds' auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Funds. McCurdy's reports on Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund and Ancora Bancshares Statements of Assets and Liabilities as of November 14, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. As of the date stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Statement of Assets and Liabilities as of that date.

Neither the Funds nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Funds at (866) 626-2672; and (2) from the Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

DIRECTORS
Richard A. Barone
Raj Aggarwal
Donald Lerner
Anne Peterson Ogan

OFFICERS
Richard A. Barone, Chairman and Treasurer
Bradley Zucker, Secretary

INVESTMENT ADVISOR
Ancora Advisors LLC
One Chagrin Highlands
2000 Auburn Drive,
Suite 430
Cleveland, OH 44122

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
McDonald Hopkins Co., LPA
2100 Bank One Center
600 Superior Avenue E.
Cleveland, OH 44114

CUSTODIAN
U.S. Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

The Fund's Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                                     [LOGO]
                                ANCORA ADVISORS

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not Applicable-schedule filed within Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 11, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment
Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.


                                   SIGNATURES
[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Ancora Advisors LLC

By (Signature and Title)

*   /s/ Richard Barone
-----------------------------------
         Richard Barone, President

Date 8/30/04
-----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*  /s/ Richard Barone
--------------------------------------------
   Richard Barone, Chairman and Treasurer

Date  8/30/04
--------------------------------

* Print the name and title of each signing officer under his or her signature.